Advances for Rigs and Drillships under Construction	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Advances for Rigs and Drillships under Construction

6. Advances for Rigs and Drillships under Construction:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2011.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Balance, December 31, 2011	$754,925
Advances for drillships under construction and related costs	25,493
Balance, June 30, 2012	$780,418